Label	Element	Value
Pacer Swan SOS Flex (July) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.70%
Pacer Swan SOS Flex (July) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Pacer Swan SOS Flex (July) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%
Pacer Swan SOS Flex (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/ 2025; Exercise Price: 6.10 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.10%
Pacer Swan SOS Flex (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/ 2025; Exercise Price: 544.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%
Pacer Swan SOS Flex (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/ 2025; Exercise Price: 326.53 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Pacer Swan SOS Flex (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/ 2025; Exercise Price: 627.32 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Pacer Swan SOS Flex (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/ 2025; Exercise Price: 435.38 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)